SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS	3 Months Ended
Jun. 30, 2026
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS AND COMPREHENSIVE LOSS

12. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS

(a) Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Three Months Ended June 30th,
	2026(1)	2025(1)
Salaries, Fees and Benefits	($)	($)
Exploration and evaluation expenses	114,000	2,957,000
Administration expenses	63,000	86,000
Total	177,000	3,043,000

(1)	rounded to the nearest whole thousand

(b) Office and administration expenses

Office and administration expenses include the following:

	Three Months Ended June 30th,
	2026(1)	2025(1)
	($)	($)
Salaries and Benefits	63,000	86,000
Data processing and retention	2,000	2,000
Insurance	12,000	8,000
Other office expenses	27,000	49,000
Total	104,000	145,000

(1)	rounded to the nearest whole thousand.